Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Prospectus Date	rr_ProspectusDate	Jun. 10, 2022
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2022